Capitalized Software (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Research and Development [Abstract]
Schedule of Capitalized Software
Capitalized software consisted of the following as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Capitalized software	$29,397	$20,339
Less: accumulated amortization	(6,705)	(4,270)
Capitalized software, net	$22,692	$16,069

Capitalized software consisted of the following as of December 31, 2020 and 2019:
	2020	2019
	in thousands
Capitalized software	$20,339	$11,752
Less accumulated amortization	(4,270)	(1,887)
Capitalized software, net	$16,069	$9,865